Fair Value of Financial Instruments (Details 2) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2023		Jun. 30, 2022
Financing Receivable, Credit Quality Indicator [Line Items]
Investment at fair value, beginning	$ 27,623		$ 64,653		$ 25,636		$ 80,068
Additions	1,162	[1]	424	[2]	6,076	[1]	1,648	[2]
Sales and repayments	(5,010)	[3]	(6,909)	[4]	(5,571)	[3]	(23,559)	[4]
Net realized gains	30	[5]	69	[6]	352	[5]	690	[6]
Net change in unrealized depreciation on investments	(432)	[7]	(773)	[8]	(4,774)	[7]	(388)	[8]
Net discount accretion	19		78		37		138
Transfers into Level 3			4,577	[9]	1,768	[10]	4,577	[9]
Transfers out of Level 3			(2,926)	[11]	(132)	[12]	(3,981)	[11]
Investment at fair value, ending	23,392		59,193		23,392		59,193
Change in net unrealized appreciation (depreciation) on investments	(437)		(821)		(516)		221
Senior Secured Loans First Lien [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Investment at fair value, beginning	27,195		48,893		25,149		64,661
Additions	590	[1]	424	[2]	854	[1]	1,648	[2]
Sales and repayments	(5,010)	[3]	(603)	[4]	(5,254)	[3]	(17,251)	[4]
Net realized gains	30	[5]	14	[6]	35	[5]	649	[6]
Net change in unrealized depreciation on investments	(416)	[7]	(935)	[8]	(181)	[7]	(1,965)	[8]
Net discount accretion	19		73		37		124
Transfers into Level 3			4,487	[9]	1,768	[10]	4,487	[9]
Transfers out of Level 3			(513)	[11]	0	[12]	(513)	[11]
Investment at fair value, ending	22,408		51,840		22,408		51,840
Change in net unrealized appreciation (depreciation) on investments	(421)		(935)		(448)		(1,214)
Senior Secured Loans Second Lien [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Investment at fair value, beginning	0		13,438		0		14,510
Additions	572	[1]	0	[2]	572	[1]	0	[2]
Sales and repayments	0	[3]	(6,000)	[4]	0	[3]	(6,000)	[4]
Net realized gains	0	[5]	55	[6]	0	[5]	55	[6]
Net change in unrealized depreciation on investments	0	[7]	(33)	[8]	0	[7]	(59)	[8]
Net discount accretion	0		5		0		14
Transfers into Level 3			0	[9]	0	[10]	0	[9]
Transfers out of Level 3			(2,413)	[11]	0	[12]	(3,468)	[11]
Investment at fair value, ending	572		5,052		572		5,052
Change in net unrealized appreciation (depreciation) on investments	0		(81)		0		(82)
Senior Secured Bonds [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Investment at fair value, beginning	0		0		102		0
Additions	0	[1]	0	[2]	0	[1]	0	[2]
Sales and repayments	0	[3]	(306)	[4]	0	[3]	(306)	[4]
Net realized gains	0	[5]	0	[6]	0	[5]	0
Net change in unrealized depreciation on investments	0	[7]	395	[8]	0	[7]	395	[8]
Net discount accretion	0		0		0		0
Transfers into Level 3			90	[9]	0	[10]	90	[9]
Transfers out of Level 3			0	[11]	(102)	[12]	0	[11]
Investment at fair value, ending	0		179		0		179
Change in net unrealized appreciation (depreciation) on investments	0		395		0		287
Equity And Other [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Investment at fair value, beginning	428		2,322		385		897
Additions	0	[1]	0	[2]	4,650	[1]	0	[2]
Sales and repayments	0	[3]	0	[4]	(317)	[3]	(2)	[4]
Net realized gains	0	[5]	0	[6]	317	[5]	(14)	[6]
Net change in unrealized depreciation on investments	(16)	[7]	(200)	[8]	(4,593)	[7]	1,241	[8]
Net discount accretion	0		0		0		0
Transfers into Level 3			0	[9]	0	[10]	0	[9]
Transfers out of Level 3			0	[11]	(30)	[12]	0	[11]
Investment at fair value, ending	412		2,122		412		2,122
Change in net unrealized appreciation (depreciation) on investments	$ (16)		$ (200)		$ (68)		$ 1,230

[1]	Includes increases in the cost basis of investments resulting from new and incremental portfolio investments, including the capitalization of PIK income.
[2]	Includes increases in the cost basis of investments resulting from new and incremental portfolio investments, including the capitalization of PIK income.
[3]	Includes principal payments/paydowns on debt investments and proceeds from sales of investments.
[4]	Includes principal payments/paydowns on debt investments and proceeds from sales of investments.
[5]	Included in net realized gains (losses) on investments on the consolidated statements of operations.
[6]	Included in net realized gains (loss) on investments on the consolidated statements of operations.
[7]	Included in net change in unrealized appreciation (depreciation) on investments on the consolidated statements of operations.
[8]	Included in net change in unrealized appreciation (depreciation) on investments on the consolidated statements of operations.
[9]	For the three and six months ended June 30, 2022, investments were transferred from Level 2 to Level 3 as valuation coverage was reduced to one independent pricing service without any corroborating recent trade or another broker quotation.
[10]	For the three and six months ended June 30, 2023, investments were transferred from Level 2 to Level 3 as valuation coverage was reduced to one independent pricing service without any corroborating recent trade or another broker quotation or to a market or income approach based model.
[11]	For the three and six months ended June 30, 2022, investments were transferred from Level 3 to Level 2 as valuation coverage was initiated by more than one independent pricing services or by one independent pricing service with a corroborating recent trade or another broker quotation.
[12]	For the three and six months ended June 30, 2023, investments were transferred from Level 3 to Level 2 as valuation coverage was initiated by more than one independent pricing services or by one independent pricing service with a corroborating recent trade or another broker quotation.